Summary of Significant Accounting Policies (Details) - Schedule of fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Assets:
U.S. Money Market held in Trust Account	$ 203	$ 203
U.S. Treasury Securities held in Trust Account	170,064,795	170,027,139
Total assets	170,064,998	170,027,342
Liabilities:
Private stock warrant liabilities	233,942	123,070
Total liabilities	233,942	123,070
Level 1 [Member]
Assets:
U.S. Money Market held in Trust Account	203	203
U.S. Treasury Securities held in Trust Account	170,064,795	170,027,139
Total assets	170,064,998	170,027,342
Level 2 [Member]
Assets:
U.S. Money Market held in Trust Account
U.S. Treasury Securities held in Trust Account
Total assets
Liabilities:
Private stock warrant liabilities
Total liabilities
Level 3 [Member]
Assets:
U.S. Money Market held in Trust Account
U.S. Treasury Securities held in Trust Account
Total assets
Liabilities:
Private stock warrant liabilities	233,942	123,070
Total liabilities	$ 233,942	$ 123,070